Revenue	3 Months Ended
Mar. 31, 2018
Revenue Recognition
Revenue Recognition

5.   Revenue

Accounting Policy

We account for revenue in accordance with Topic 606, which we adopted on January 1, 2018, using the modified retrospective method. The adoption of Topic 606 did not have a material impact on the timing or amounts of revenue recognized in our unaudited condensed consolidated financial statements and therefore did not have a material impact on our financial position, results of operations, equity or cash flows as of the adoption date or for the three months ended March 31, 2018. Furthermore, we expect the impact of the adoption of the new standard to be immaterial to our revenue and gross profit on an ongoing basis.  We did not recognize any cumulative-effect adjustment to retained earnings upon adoption as the impact was immaterial. Also, the comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

Revenue Recognition

The majority of our revenues are derived from short term contracts.  Product sales generally do not include right of return or other significant post-delivery obligations.  Revenues are recognized when we satisfy a performance obligation by transferring control of the promised goods or services to our customers at a point in time, in an amount specified in the contract with our customer and that reflects the consideration we expect to be entitled to in exchange for those goods or services.  We also assess our customer’s ability and intention to pay, which is based on a variety of factors including our customer’s historical payment experience and financial condition. Payment terms and conditions vary, although terms generally include a requirement of payment within 30 days.  Revenues are recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities. We elected to treat shipping and handling associated with outbound freight as a fulfillment cost instead of as a separate performance obligation. We recognize the cost for shipping and handling when incurred as an expense in cost of sales.

Performance Obligations

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer under Topic 606. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The majority of our contracts with customers contain a single performance obligation to provide agreed-upon products or services. For contracts with multiple performance obligations, we allocate revenue to each performance obligation based on its relative standalone selling price. In accordance with Topic 606, we do not assess whether promised goods or services are performance obligations if they are immaterial in the context of the contract with the customer.

All of our contracts are less than one year in duration.  We do not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed.

Disaggregation of Revenue

We disaggregate revenue from contracts with customers into three revenue categories: i) product revenues, ii) rental revenues and iii) field service and other revenues.  Approximately 99% of our revenues are from the United States.  For the three months ended March 31, 2018, we derived 51% of our total revenues from the sale of our products, 25% of our total revenues from rental and 24% of our total revenues from field service and other.

Contract Balances

We perform our obligations under contracts with our customers by transferring services and products in exchange for consideration. The timing of our performance often differs from the timing of invoicing and our customer’s payment, which results in the recording of unbilled revenue and deferred revenue. Amounts in the consolidated balance sheet as of March 31, 2018 representing unbilled revenue within accounts receivable, net, were $24.3 million and amounts representing deferred revenue within accrued expenses and other current liabilities were $1.1 million. This compares to an unbilled revenue balance of $24.7 million and a deferred revenue balance of $0.8 million as of December 31, 2017.

Contract Costs

We do not incur any material costs of obtaining contracts.